Note 16 - Accounts Payable (Details) - Accounts Payable (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 16 - Accounts Payable (Details) - Accounts Payable [Line Items]
Accounts payable	$ 9,852,491	$ 12,572,723
Amount due to noncontrolling shareholders	876,911	1,175,319
Others	409,386	154,656
Amount Due to Customers of H.K. Brokerage Business [Member]
Note 16 - Accounts Payable (Details) - Accounts Payable [Line Items]
Accounts payable	7,982,827	7,039,937
Amount Due to Sales Agents [Member]
Note 16 - Accounts Payable (Details) - Accounts Payable [Line Items]
Accounts payable	$ 583,367	$ 4,202,811